Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	moatx
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Castle Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Castle Focus Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.57%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Investor Shares and C Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following fees and expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in common stocks of domestic companies and American Depositary Receipts (ADRs) of foreign companies of any size without regard to market capitalization that the Sub-Adviser believes possess a strong competitive position in their peer group and have undervalued assets or growth potential that is not yet reflected in stock price. The Fund may also invest in exchange traded funds (ETFs). The Fund will normally hold a core position of between 20 and 30 common stocks.

The Sub-Adviser's investment selection process generally begins with data from the Value Line Index (an equal-weighted stock index containing approximately 1,700 companies). As part of its investment selection process, the Sub-Adviser may evaluate companies using a value-oriented analysis which examines, among other things, cash flow, price-to-earnings ratios and price-to-book ratios. The Sub-Adviser may also examine a company's financial statements and visit with various levels of a company's management as well as customers and (as relevant) competition. The Sub-Adviser may sell or reduce the Fund's position in a security if it believes there is a significant change in long-term financial prospects.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. From time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry. Also, the Fund may hold for extended periods of time all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risk. To the extent the Fund purchases ADRs, which will give the Fund exposure to foreign companies, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers, including adverse political, social and economic developments and differing auditing and legal standards.

Risks of Exchange Traded Funds. Investment in an exchange traded fund carries specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Fund's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows performance of the Fund's Investor Class Shares for each full calendar year since the Fund's inception. The returns for Class C Share will differ from those of Investor Class Shares because the expenses of the classes differ. The performance table compares the performance of the Fund's Investor Class Shares and Class C Shares over time to the performance of a broad-based securities market index. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.castleim.com or by calling 1-877-743-7820.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-743-7820
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.castleim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Investor Class Shares
Annual Return 2011	rr_AnnualReturn2011	7.41%
Annual Return 2012	rr_AnnualReturn2012	2.57%
Annual Return 2013	rr_AnnualReturn2013	14.87%
Annual Return 2014	rr_AnnualReturn2014	8.57%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2015 through September 30, 2015, the total return for the Fund's Investor Class Shares was -4.02%.

Best Quarter (December 31, 2011) +7.86% Worst Quarter (September 30, 2011) -4.99%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.99%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown only for the Fund’s Investor Class Shares; after-tax returns for the Class C Shares will vary.

Castle Focus Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution Fees/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	1.36%
- 1 Year -	rr_ExpenseExampleYear01	$ 138
- 3 Years -	rr_ExpenseExampleYear03	481
- 5 Years -	rr_ExpenseExampleYear05	848
- 10 Years -	rr_ExpenseExampleYear10	$ 1,880
1 Year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
Castle Focus Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution Fees/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Waiver	rr_NetExpensesOverAssets	2.36%
- 1 Year -	rr_ExpenseExampleYear01	$ 339
- 3 Years -	rr_ExpenseExampleYear03	786
- 5 Years -	rr_ExpenseExampleYear05	1,359
- 10 Years -	rr_ExpenseExampleYear10	2,917
No Redemption - 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
No Redemption - 3 Years	rr_ExpenseExampleNoRedemptionYear03	786
No Redemption - 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,359
No Redemption - 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,917
1 Year	rr_AverageAnnualReturnYear01	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
Castle Focus Fund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
Castle Focus Fund | After Taxes on Distributions and Sales | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
Castle Focus Fund | S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	19.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010

[1]	Under the Services Agreement the Adviser receives an additional fee of 0.58% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective November 1, 2015 the Adviser has contractually agreed to waive Services Agreement fees by 0.24% of its average daily net assets through October 31, 2016. The Services Agreement fee waiver will automatically terminate on October 31, 2016 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2016.